Notes Payable - 5.50% Notes (Details) - Unsecured notes - 5.50% notes due September 2022 - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Aug. 28, 2012
Debt Instrument [Line Items]
Amount of debt instrument			$ 400,000,000
Stated interest rate	5.50%	5.50%	5.50%